Financial Instruments And Risk Management (Effect Of Derivative Instruments On The Condensed Consolidated Statements Of Operations Derivatives In Fair Value Hedging Relationships) (Details) (Fair Value Hedging Relationships, USD $)
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain Recognized in Earnings on Derivatives	$ 19,562,000	$ 42,648,000	$ 0
Amount of Loss Recognized in Earnings on Hedging Items	(6,873,000)	(29,773,000)	0
Interest rate swaps | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain Recognized in Earnings on Derivatives	19,562,000	42,648,000	0
2018 Senior Notes | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in Earnings on Hedging Items	$ (6,873,000)	$ (29,773,000)	$ 0